CIRR-system (Tables)	6 Months Ended
Jun. 30, 2020
CIRR-system
Information about CIRR-system

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2020	2020	2019	2020	2019	2019
Interest income	582	539	520	1,121	1,018	2,074
Interest expenses	-529	-512	-479	-1,041	-936	-1,912
Net interest income	53	27	41	80	82	162

Interest compensation	11	3	1	14	1	1
Exchange-rate differences	-1	3	1	2	5	5
Profit before compensation to SEK	63	33	43	96	88	168
Administrative remuneration to SEK	-52	-50	-48	-102	-94	-192
Operating profit CIRR-system	11	-17	-5	-6	-6	-24
Reimbursement to (–) / from (+) the State	-11	17	5	6	6	24

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

Skr mn	June 30, 2020	December 31, 2019
Cash and cash equivalents	4	0
Loans	79,428	76,120
Derivatives	—	26
Other assets	14,446	9,307
Prepaid expenses and accrued revenues	560	569
Total assets	94,438	86,022

Liabilities	79,601	76,257
Derivatives	14,186	9,117
Accrued expenses and prepaid revenues	651	648
Total liabilities	94,438	86,022

Commitments
Committed undisbursed loans	49,407	47,868
Binding offers	6,287	37